RESTRUCTURING (Details) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 2009 Restructuring Plan	Dec. 31, 2011 2009 Restructuring Plan	Jun. 09, 2009 2009 Restructuring Plan Workforce Reduction	Dec. 31, 2012 2009 Restructuring Plan Workforce Reduction	Dec. 31, 2011 2009 Restructuring Plan Workforce Reduction item	Jun. 09, 2009 2009 Restructuring Plan Workforce Reduction China and United States item	Dec. 31, 2012 2009 Restructuring Plan Lease Costs	Dec. 31, 2011 2009 Restructuring Plan Lease Costs	Dec. 31, 2011 2008 Restructuring Plan	Dec. 31, 2008 2008 Restructuring Plan	Dec. 31, 2011 2008 Restructuring Plan Workforce Reduction	Dec. 31, 2008 2008 Restructuring Plan Workforce Reduction item	Dec. 31, 2008 2008 Restructuring Plan Workforce Reduction China item	Dec. 31, 2008 2008 Restructuring Plan Workforce Reduction Korea item	Dec. 31, 2008 2008 Restructuring Plan Workforce Reduction Other locations item
Restructuring
Reduction in workforce as a percentage of the company's headcount					50.00%
Reduction in workforce							50	2,300						750	350	200	200
Reversal of restructuring charges			$ 200,000	$ 1,600,000
Total restructuring costs recorded			58,400,000								19,700,000
Activity in the accrued restructuring balances related to the plans
Balance at the beginning of the period	1,692,000	11,417,000	1,692,000	11,396,000		231,000	9,425,000		1,461,000	1,971,000	21,000		21,000
Restructuring Charges	358,000	2,386,000	358,000	2,364,000		49,000	2,052,000		309,000	312,000	22,000	13,100,000	22,000
Cash Payments	(2,050,000)	(12,111,000)	(2,050,000)	(12,068,000)		(280,000)	(11,246,000)		(1,770,000)	(822,000)	(43,000)		(43,000)
Balance at the end of the period		$ 1,692,000		$ 1,692,000			$ 231,000			$ 1,461,000